Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventory components and movement in the provision
Inventories are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Merchandise available for sale	10,868	7,283
Less: Provision for slow moving and obsolete inventories	(1,169)	(851)
Total Inventories	9,699	6,432